Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Government Grant [Abstract]
Summary of Deferred Government Grants

Summarized below are deferred government grants as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Construction of a pandemic influenza vaccine plant and buildings (a)	$—	$276
Purchasing equipment for H1N1 vaccine production (b)	—	54
Purchasing equipment for H5N1 vaccine production (c)	—	15
EV71 commercialization project (d)	468	474
Others (i)	2,270	1,167
Current deferred government grants	2,738	1,986
EV71 commercialization project (d)	685	1,168
EV71 phase IV clinical research (e)	—	977
Purchasing equipment for sIPV vaccine production (f)	1,436	1,454
EV71 international registration (g)	600	607
Quadra & Pentavalent research (h)	684	693
Others (i)	581	1,062
Non-current deferred government grants	3,986	5,961
Total deferred government grants	$6,724	$7,947

(a) As of December 31, 2019, the Company has fulfilled the conditions attached to a government grant received in 2007 for construction of a pandemic influenza vaccine plant and buildings. $276 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2019 (2018 - $272, 2017 - $266 ).

(b) As of December 31, 2019, the Company has fulfilled the conditions attached to a government grant received in 2009 for purchasing equipment for H1N1 vaccine production. $54 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2019 (2018 - $134, 2017 - $131).

(c) As of December 31, 2019, the Company has fulfilled the conditions attached to a government grant received in 2013 for purchasing equipment for H5N1 vaccine production. $15 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2019 (2018 - $15, 2017 - $15).

(d) Deferred government grants included $1,153 being the unamortized portion of a grant the Company received in 2015 for equipment purchase and construction of the enterovirus 71 (“EV71”) vaccine production facility. The Company has fulfilled the conditions attached to the government grant in 2016. $468 which will be amortized in 2020 was included in the current portion of deferred government grants and $685 which will be amortized after 2020 was included in the non-current portion of deferred government grants. $394 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2019 (2018 - $412, 2017 - $403), and $79 was recorded as government recognized in income for the year ended December 31, 2019 (2018 - $82, 2017 - $80).

(e) As of December 31, 2019, the Company has fulfilled the conditions attached to a government grant received in 2017, 2018 and 2019 for phase IV clinical research for EV71 vaccine. $1,050 was recognized as a deduction of research and development expense for the year ended December 31, 2019.

(f) Deferred government grants included $1,436 being the unamortized portion of a grant the Company received in 2017 for purchasing equipment for sIPV vaccine production. As of December 31, 2019, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(g) Deferred government grants included $600 being the unamortized portion of a grant the Company received in 2018 for international registration for EV71 vaccine. As of December 31, 2019, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(h) Deferred government grants included $684 being the unamortized portion of a grant the Company received in 2018 for research for Qudravalent & Pentavalent vaccine. As of December 31, 2019, the Company has not fulfilled the conditions attached to a government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(i) As of December 31, 2019, conditions attached to a government grants received in 2017 for certain production facilities were fulfilled in 2017, of which $18 will be amortized in 2020 and $16 will be amortized after 2020, and $18 of government grant relating to these production facilities was recorded as a reduction to depreciation expense. Conditions attached to a government grants received in 2014 and 2015 was fulfilled in 2019, of which $116 was recognized as a reduction of research and development expense. As of December 31, 2019, conditions of six government grants totaling $2,817 have not been fulfilled by the Company, of which conditions attached to four grants totaling $2,252 were expected to be fulfilled within one year, and were included in the current portion of the deferred government grants.